                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 16th Floor
                        New York, New York 10281-1008

Randy Legg
Vice President &
Associate Counsel

May 2, 2008

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

        Re: Limited Term New York Municipal Fund, a Series of
            Rochester Portfolio Series (the "Registrant")
            Reg. No. 33-41511; File No. 811-06332
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j)  under the  Securities  Act of 1933,  as amended
(the  "Securities  Act"),  I hereby  represent that the form of Prospectus and
Statement of  Additional  Information  that would have been filed  pursuant to
Rule  497(c)  under  the  Securities  Act would  not have  differed  from that contained in Post-Effective Amendment No. 23 to the Registrant's  Registration
Statement on Form N-1A,  which was filed  electronically  with the  Securities and Exchange Commission on April 28, 2008.

                                    Sincerely,

                                    /s/ Randy Legg
                                    ---------------------------------------
                                    Randy Legg
                                    Vice President & Associate Counsel
                                    303.768.1026
                                    rlegg@oppenheimerfunds.com

cc:  Kramer Levin Naftalis & Frankel LLP
     Gloria LaFond
     Nancy S. Vann